Average Annual Total Returns - R2 R5 R6 Shares - JPMorgan Mid Cap Equity Fund	Class R2 Past 1 Year	Class R2 Past 5 Years	Class R2 Past 10 Years	Class R5 Past 1 Year	Class R5 Past 5 Years	Class R5 Past 10 Years	Class R6 Past 1 Year	Class R6 Past 5 Years	Class R6 Past 10 Years	Class R6 Return After Taxes on Distributions Past 1 Year	Class R6 Return After Taxes on Distributions Past 5 Years	Class R6 Return After Taxes on Distributions Past 10 Years	Class R6 Return After Taxes on Distributions and Sale of Fund Shares Past 1 Year	Class R6 Return After Taxes on Distributions and Sale of Fund Shares Past 5 Years	Class R6 Return After Taxes on Distributions and Sale of Fund Shares Past 10 Years	RUSSELL MIDCAP INDEX(Reflects No Deduction for Fees, Expenses, or Taxes) Past 1 Year	RUSSELL MIDCAP INDEX(Reflects No Deduction for Fees, Expenses, or Taxes) Past 5 Years	RUSSELL MIDCAP INDEX(Reflects No Deduction for Fees, Expenses, or Taxes) Past 10 Years
Total	22.04%	13.65%	12.76%	22.83%	14.41%	13.41%	22.97%	14.51%	13.47%	19.61%	12.23%	11.77%	15.59%	11.15%	10.78%	17.10%	13.40%	12.41%